Employee Benefit Expenses - Summary Of Staff Full Time Equivalent (Detail) - FTE	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Staff Full Time Equivalent [Line Items]
Employees Full Time Equivalent Units	93.6	112.3	98.3
Research and development [member]
Disclosure Of Staff Full Time Equivalent [Line Items]
Employees Full Time Equivalent Units	82.6	94.1	81.7
General And Administration [Member]
Disclosure Of Staff Full Time Equivalent [Line Items]
Employees Full Time Equivalent Units	11	18.2	16.6